Portfolio of Investments – as of March 31, 2024 (Unaudited)
Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 100.3% of Net Assets
	Aerospace & Defense — 1.4%
5,261	Boeing Co.(a)(b)	$1,015,320
1,684	HEICO Corp.(a)	321,644
3,392	Lockheed Martin Corp.(a)	1,542,919
16,582	RTX Corp.(a)	1,617,243
		4,497,126
	Air Freight & Logistics — 0.4%
3,910	C.H. Robinson Worldwide, Inc.(a)	297,707
5,682	Expeditors International of Washington, Inc.(a)	690,761
1,830	GXO Logistics, Inc.(a)(b)	98,381
		1,086,849
	Automobile Components — 0.1%
3,861	Gentex Corp.(a)	139,459
1,060	Lear Corp.(a)	153,573
1,844	Magna International, Inc.(a)	100,461
		393,493
	Automobiles — 1.4%
375	Ferrari NV(a)	163,478
43,957	Ford Motor Co.(a)	583,749
20,585	Tesla, Inc.(a)(b)	3,618,637
		4,365,864
	Banks — 3.4%
63,845	Bank of America Corp.(a)	2,421,002
4,668	East West Bancorp, Inc.(a)	369,285
22,134	Fifth Third Bancorp(a)	823,606
13,709	First Horizon Corp.(a)	211,119
8,803	ICICI Bank Ltd., ADR(a)	232,487
16,342	Itau Unibanco Holding SA, ADR	113,250
22,379	JPMorgan Chase & Co.(a)	4,482,514
33,433	Wells Fargo & Co.(a)	1,937,777
		10,591,040
	Beverages — 1.4%
8,858	Brown-Forman Corp., Class B(a)	457,250
6,370	Coca-Cola Europacific Partners PLC(a)	445,582
24,317	Keurig Dr Pepper, Inc.(a)	745,802
15,984	PepsiCo, Inc.(a)	2,797,360
		4,445,994
	Biotechnology — 1.9%
15,215	AbbVie, Inc.(a)	2,770,651
1,480	Alnylam Pharmaceuticals, Inc.(a)(b)	221,186
4,773	Amgen, Inc.(a)	1,357,059
3,464	BioMarin Pharmaceutical, Inc.(a)(b)	302,546
1,252	Exact Sciences Corp.(b)	86,463
475	United Therapeutics Corp.(b)	109,117
2,769	Vertex Pharmaceuticals, Inc.(a)(b)	1,157,470
		6,004,492
	Broadline Retail — 3.9%
619	Alibaba Group Holding Ltd., ADR(a)	44,791
66,641	Amazon.com, Inc.(a)(b)	12,020,704
1,983	JD.com, Inc., ADR(a)	54,314
71	MercadoLibre, Inc.(a)(b)	107,349
		12,227,158
	Building Products — 0.3%
5,236	Fortune Brands Innovations, Inc.(a)	443,332
726	Lennox International, Inc.(a)	354,840
		798,172
	Capital Markets — 2.8%
18,326	Bank of New York Mellon Corp.(a)	1,055,944
2,179	BlackRock, Inc.(a)	1,816,632
Shares	Description	Value (†)
	Capital Markets — continued
7,892	Blackstone, Inc.(a)	$1,036,772
10,046	Brookfield Corp., Class A(a)	420,626
1,335	FactSet Research Systems, Inc.(a)	606,611
5,640	KKR & Co., Inc.(a)	567,271
821	LPL Financial Holdings, Inc.(a)	216,908
15,208	Morgan Stanley(a)	1,431,985
1,266	MSCI, Inc.(a)	709,530
7,080	Raymond James Financial, Inc.(a)	909,214
		8,771,493
	Chemicals — 1.3%
2,994	Air Products & Chemicals, Inc.(a)	725,356
4,444	Linde PLC(a)	2,063,438
3,004	Nutrien Ltd.(a)	163,147
5,534	PPG Industries, Inc.(a)	801,877
3,228	RPM International, Inc.(a)	383,971
		4,137,789
	Commercial Services & Supplies — 0.8%
4,847	Waste Connections, Inc.(a)	833,732
7,184	Waste Management, Inc.(a)	1,531,270
		2,365,002
	Communications Equipment — 0.8%
5,886	Ciena Corp.(a)(b)	291,063
41,314	Cisco Systems, Inc.(a)	2,061,982
31,756	Telefonaktiebolaget LM Ericsson, ADR	174,975
		2,528,020
	Construction Materials — 0.4%
2,065	Martin Marietta Materials, Inc.(a)	1,267,786
	Consumer Finance — 0.3%
7,234	Ally Financial, Inc.(a)	293,628
15,939	Synchrony Financial(a)	687,290
		980,918
	Consumer Staples Distribution & Retail — 1.9%
3,807	Costco Wholesale Corp.(a)	2,789,123
4,838	Target Corp.(a)	857,342
37,296	Walmart, Inc.(a)	2,244,100
		5,890,565
	Containers & Packaging — 0.1%
4,418	Crown Holdings, Inc.(a)	350,171
	Distributors — 0.3%
6,390	Genuine Parts Co.(a)	990,003
	Diversified Consumer Services — 0.1%
5,113	Service Corp. International(a)	379,436
	Diversified REITs — 0.0%
2,146	W.P. Carey, Inc.(a)	121,120
	Diversified Telecommunication Services — 0.5%
90,407	AT&T, Inc.(a)	1,591,163
	Electric Utilities — 1.5%
24,417	Alliant Energy Corp.(a)	1,230,617
19,757	American Electric Power Co., Inc.(a)	1,701,077
21,313	NextEra Energy, Inc.(a)	1,362,114
11,620	OGE Energy Corp.(a)	398,566
		4,692,374
	Electrical Equipment — 0.8%
1,757	Acuity Brands, Inc.(a)	472,159
9,338	Emerson Electric Co.(a)	1,059,116
1,562	Hubbell, Inc.(a)	648,308
1,294	NEXTracker, Inc., Class A(a)(b)	72,813
5,579	Sensata Technologies Holding PLC(a)	204,973
		2,457,369

Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — 0.4%
1,888	Arrow Electronics, Inc.(a)(b)	$244,420
3,542	CDW Corp.(a)	905,973
7,429	Flex Ltd.(a)(b)	212,544
		1,362,937
	Energy Equipment & Services — 0.3%
21,743	Halliburton Co.(a)	857,109
6,142	NOV, Inc.(a)	119,892
		977,001
	Entertainment — 1.3%
3,345	Netflix, Inc.(a)(b)	2,031,519
16,819	Walt Disney Co.(a)	2,057,973
		4,089,492
	Financial Services — 4.5%
15,535	Berkshire Hathaway, Inc., Class B(a)(b)	6,532,778
2,467	Block, Inc.(a)(b)	208,659
7,629	Mastercard, Inc., Class A(a)	3,673,898
13,588	Visa, Inc., Class A(a)	3,792,139
		14,207,474
	Food Products — 0.8%
19,424	Hormel Foods Corp.(a)	677,703
2,045	Ingredion, Inc.(a)	238,958
19,167	Kellanova(a)	1,098,078
3,025	Post Holdings, Inc.(a)(b)	321,497
		2,336,236
	Ground Transportation — 1.1%
3,371	Canadian National Railway Co.(a)	443,994
3,153	Canadian Pacific Kansas City Ltd.(a)	278,000
17,000	Uber Technologies, Inc.(a)(b)	1,308,830
5,591	Union Pacific Corp.(a)	1,374,995
492	XPO, Inc.(a)(b)	60,039
		3,465,858
	Health Care Equipment & Supplies — 2.2%
19,310	Abbott Laboratories(a)	2,194,774
4,403	Alcon, Inc.(a)	366,726
1,250	Align Technology, Inc.(a)(b)	409,900
4,594	Dexcom, Inc.(a)(b)	637,188
1,287	IDEXX Laboratories, Inc.(a)(b)	694,890
18,622	Medtronic PLC(a)	1,622,907
3,269	ResMed, Inc.(a)	647,360
1,858	Teleflex, Inc.(a)	420,224
		6,993,969
	Health Care Providers & Services — 2.5%
6,890	Centene Corp.(a)(b)	540,727
2,951	Cigna Group(a)	1,071,773
1,419	DaVita, Inc.(a)(b)	195,893
2,561	Elevance Health, Inc.(a)	1,327,981
2,717	Laboratory Corp. of America Holdings(a)	593,556
1,242	Molina Healthcare, Inc.(a)(b)	510,251
7,294	UnitedHealth Group, Inc.(a)	3,608,342
		7,848,523
	Health Care Technology — 0.1%
1,165	Veeva Systems, Inc., Class A(a)(b)	269,919
	Hotels, Restaurants & Leisure — 2.1%
326	Booking Holdings, Inc.(a)	1,182,689
2,039	DraftKings, Inc., Class A(b)	92,591
6,006	Hilton Worldwide Holdings, Inc.(a)	1,281,140
6,880	McDonald's Corp.(a)	1,939,816
8,130	MGM Resorts International(a)(b)	383,817
4,424	Restaurant Brands International, Inc.(a)	351,487
11,216	Starbucks Corp.(a)	1,025,030
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
3,128	Trip.com Group Ltd., ADR(a)(b)	$137,288
977	Vail Resorts, Inc.(a)	217,705
2,169	Yum China Holdings, Inc.(a)	86,304
		6,697,867
	Household Durables — 0.6%
8,027	PulteGroup, Inc.(a)	968,217
5,777	Toll Brothers, Inc.(a)	747,370
		1,715,587
	Household Products — 1.3%
2,616	Clorox Co.(a)	400,536
23,367	Procter & Gamble Co.(a)	3,791,296
		4,191,832
	Industrial Conglomerates — 1.1%
10,686	3M Co.(a)	1,133,464
12,281	General Electric Co.(a)	2,155,684
		3,289,148
	Industrial REITs — 0.5%
11,730	Prologis, Inc.(a)	1,527,481
	Insurance — 2.2%
7,547	Arch Capital Group Ltd.(a)(b)	697,645
5,305	Cincinnati Financial Corp.(a)	658,722
12,601	Hartford Financial Services Group, Inc.(a)	1,298,533
20,270	Manulife Financial Corp.(a)	506,547
447	Markel Group, Inc.(a)(b)	680,102
9,288	Prudential Financial, Inc.(a)	1,090,411
911	RenaissanceRe Holdings Ltd.(a)	214,112
10,478	W.R. Berkley Corp.(a)	926,674
2,337	Willis Towers Watson PLC(a)	642,675
		6,715,421
	Interactive Media & Services — 6.3%
28,325	Alphabet, Inc., Class A(a)(b)	4,275,092
50,182	Alphabet, Inc., Class C(a)(b)	7,640,711
646	Baidu, Inc., ADR(a)(b)	68,011
16,110	Meta Platforms, Inc., Class A(a)	7,822,694
		19,806,508
	IT Services — 1.0%
5,957	Accenture PLC, Class A(a)	2,064,756
2,454	Amdocs Ltd.(a)	221,768
820	EPAM Systems, Inc.(a)(b)	226,451
2,185	Shopify, Inc., Class A(a)(b)	168,616
1,339	Twilio, Inc., Class A(b)	81,880
2,533	VeriSign, Inc.(a)(b)	480,029
		3,243,500
	Leisure Products — 0.0%
590	Brunswick Corp.(a)	56,947
515	Polaris, Inc.(a)	51,562
		108,509
	Life Sciences Tools & Services — 1.4%
9,551	Avantor, Inc.(a)(b)	244,219
746	Bio-Rad Laboratories, Inc., Class A(a)(b)	258,019
1,206	ICON PLC, ADR(a)(b)	405,156
3,338	Revvity, Inc.(a)	350,490
4,127	Thermo Fisher Scientific, Inc.(a)	2,398,654
1,833	Waters Corp.(a)(b)	630,973
		4,287,511
	Machinery — 1.8%
1,247	AGCO Corp.(a)	153,406
4,889	Caterpillar, Inc.(a)	1,791,476
2,776	Cummins, Inc.(a)	817,948
2,621	Deere & Co.(a)	1,076,550

Shares	Description	Value (†)
	Machinery — continued
2,776	IDEX Corp.(a)	$677,400
12,435	Otis Worldwide Corp.(a)	1,234,422
		5,751,202
	Media — 0.6%
36,066	Comcast Corp., Class A(a)	1,563,461
2,745	Liberty Broadband Corp., Class C(a)(b)	157,096
		1,720,557
	Metals & Mining — 0.4%
6,051	Alcoa Corp.(a)	204,463
8,626	Barrick Gold Corp.(a)	143,537
3,960	Rio Tinto PLC, ADR(a)	252,410
2,052	Southern Copper Corp.(a)	218,579
2,587	Steel Dynamics, Inc.(a)	383,471
9,883	Vale SA, ADR(a)	120,474
		1,322,934
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
7,880	Annaly Capital Management, Inc.(a)	155,157
	Multi-Utilities — 0.8%
15,571	Ameren Corp.(a)	1,151,631
23,753	CMS Energy Corp.(a)	1,433,256
		2,584,887
	Oil, Gas & Consumable Fuels — 3.7%
4,753	Canadian Natural Resources Ltd.(a)	362,749
9,259	Cenovus Energy, Inc.(a)	185,087
276	Cheniere Energy, Inc.(a)	44,513
13,924	Chevron Corp.(a)	2,196,372
11,868	ConocoPhillips(a)	1,510,559
13,859	Devon Energy Corp.(a)	695,445
6,043	Enbridge, Inc.(a)	218,636
30,012	Exxon Mobil Corp.(a)	3,488,595
2,451	HF Sinclair Corp.(a)	147,967
2,073	Ovintiv, Inc.(a)	107,589
3,669	Pioneer Natural Resources Co.(a)	963,112
7,564	Suncor Energy, Inc.(a)	279,187
9,326	Targa Resources Corp.(a)	1,044,419
5,425	TC Energy Corp.(a)	218,085
		11,462,315
	Passenger Airlines — 0.3%
17,239	Delta Air Lines, Inc.(a)	825,231
	Personal Care Products — 0.0%
2,246	BellRing Brands, Inc.(a)(b)	132,581
	Pharmaceuticals — 4.1%
3,456	AstraZeneca PLC, ADR(a)	234,144
6,029	Eli Lilly & Co.(a)	4,690,321
1,744	Jazz Pharmaceuticals PLC(a)(b)	210,013
19,668	Johnson & Johnson(a)	3,111,281
21,262	Merck & Co., Inc.(a)	2,805,521
2,056	Novartis AG, ADR(a)	198,877
47,159	Pfizer, Inc.(a)	1,308,662
10,812	Teva Pharmaceutical Industries Ltd., ADR(a)(b)	152,557
		12,711,376
	Professional Services — 0.6%
1,986	Booz Allen Hamilton Holding Corp.(a)	294,802
3,378	Leidos Holdings, Inc.(a)	442,822
3,824	TransUnion(a)	305,155
3,146	Verisk Analytics, Inc.(a)	741,607
		1,784,386
	Real Estate Management & Development — 0.1%
1,157	Jones Lang LaSalle, Inc.(a)(b)	225,719
Shares	Description	Value (†)
	Residential REITs — 0.5%
10,047	American Homes 4 Rent, Class A(a)	$369,529
1,382	Essex Property Trust, Inc.(a)	338,327
22,727	Invitation Homes, Inc.(a)	809,308
1,172	Sun Communities, Inc.(a)	150,696
		1,667,860
	Retail REITs — 0.4%
9,368	NNN REIT, Inc.(a)	400,388
17,416	Realty Income Corp.(a)	942,206
		1,342,594
	Semiconductors & Semiconductor Equipment — 10.2%
12,659	Advanced Micro Devices, Inc.(a)(b)	2,284,823
6,263	Analog Devices, Inc.(a)	1,238,759
9,241	Applied Materials, Inc.(a)	1,905,772
538	ASML Holding NV	522,113
3,412	Broadcom, Inc.(a)	4,522,299
1,550	Enphase Energy, Inc.(a)(b)	187,519
1,615	Entegris, Inc.	226,972
4,326	Marvell Technology, Inc.(a)	306,627
17,838	NVIDIA Corp.(a)	16,117,703
7,197	ON Semiconductor Corp.(a)(b)	529,339
10,018	QUALCOMM, Inc.(a)	1,696,047
5,983	Teradyne, Inc.(a)	675,062
9,883	Texas Instruments, Inc.(a)	1,721,717
		31,934,752
	Software — 11.1%
3,675	Adobe, Inc.(a)(b)	1,854,405
2,020	ANSYS, Inc.(a)(b)	701,263
659	Atlassian Corp., Class A(a)(b)	128,577
2,341	Check Point Software Technologies Ltd.(a)(b)	383,947
7,258	Fortinet, Inc.(a)(b)	495,794
2,505	Intuit, Inc.(a)	1,628,250
53,712	Microsoft Corp.(a)	22,597,713
13,109	Oracle Corp.(a)	1,646,622
2,749	Palo Alto Networks, Inc.(a)(b)	781,073
7,980	Salesforce, Inc.(a)	2,403,416
589	SAP SE, ADR(a)	114,873
1,903	ServiceNow, Inc.(a)(b)	1,450,847
1,002	Workday, Inc., Class A(a)(b)	273,296
2,608	Zoom Video Communications, Inc., Class A(a)(b)	170,485
		34,630,561
	Specialized REITs — 0.8%
4,405	CubeSmart	199,194
11,217	Gaming & Leisure Properties, Inc.(a)	516,767
3,650	SBA Communications Corp.(a)	790,955
32,380	VICI Properties, Inc.(a)	964,601
		2,471,517
	Specialty Retail — 1.8%
677	Burlington Stores, Inc.(a)(b)	157,192
933	Dick's Sporting Goods, Inc.(a)	209,794
5,211	Gap, Inc.(a)	143,563
7,768	Home Depot, Inc.(a)	2,979,805
5,464	Lowe's Cos., Inc.(a)	1,391,845
952	Ulta Beauty, Inc.(a)(b)	497,782
749	Williams-Sonoma, Inc.(a)	237,830
		5,617,811
	Technology Hardware, Storage & Peripherals — 6.0%
104,938	Apple, Inc.(a)	17,994,768
3,720	Dell Technologies, Inc., Class C(a)	424,489
361	Super Micro Computer, Inc.(b)	364,621
		18,783,878

Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.6%
288	Deckers Outdoor Corp.(a)(b)	$271,083
1,271	Lululemon Athletica, Inc.(a)(b)	496,516
10,007	NIKE, Inc., Class B(a)	940,458
2,457	Skechers USA, Inc., Class A(a)(b)	150,516
		1,858,573
	Tobacco — 0.6%
6,771	British American Tobacco PLC, ADR(a)	206,516
18,933	Philip Morris International, Inc.(a)	1,734,641
		1,941,157
	Trading Companies & Distributors — 0.2%
3,216	Ferguson PLC(a)	702,471
	Wireless Telecommunication Services — 0.1%
10,858	America Movil SAB de CV, ADR(a)	202,610
6,410	Vodafone Group PLC, ADR(a)	57,049
		259,659
	Total Common Stocks (Identified Cost $211,794,487)	313,955,348

Principal Amount	Description	Value (†)
Short-Term Investments — 1.6%
$4,903,045	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $4,904,952 on 4/01/2024 collateralized by $5,391,300 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $5,001,187 including accrued interest(c) (Identified Cost $4,903,045)	$4,903,045
	Total Investments — 101.9% (Identified Cost $216,697,532)	318,858,393
	Other assets less liabilities — (1.9)%	(5,823,734)
	Net Assets — 100.0%	$313,034,659

Written Options — (1.7%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (1.7%)
S&P 500® Index, Call(d)	4/30/2024	5,125	(66)	$(34,678,710)	$(300,666)	$(1,132,230)
S&P 500® Index, Call(d)	4/30/2024	5,200	(66)	(34,678,710)	(278,679)	(742,830)
S&P 500® Index, Call(d)	5/17/2024	5,175	(66)	(34,678,710)	(381,031)	(1,041,150)
S&P 500® Index, Call(d)	5/17/2024	5,275	(66)	(34,678,710)	(339,631)	(608,520)
S&P 500® Index, Call(d)	5/17/2024	5,350	(66)	(34,678,710)	(241,138)	(368,940)
S&P 500® Index, Call(d)	5/31/2024	5,400	(66)	(34,678,710)	(267,667)	(348,480)
S&P 500® Index, Call(d)	6/21/2024	5,425	(65)	(34,153,275)	(407,676)	(422,825)
S&P 500® Index, Call(d)	6/21/2024	5,450	(66)	(34,678,710)	(441,243)	(371,910)
S&P 500® Index, Call(d)	6/28/2024	5,500	(65)	(34,153,275)	(324,772)	(311,350)
Total					$(2,982,503)	$(5,348,235)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National
Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)
The Fund's investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes
(sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$313,955,348	$ —	$ —	$313,955,348
Short-Term Investments	—	4,903,045	—	4,903,045
Total Investments	$313,955,348	$4,903,045	$—	$318,858,393

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(5,348,235)	$ —	$ —	$(5,348,235)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include written index call options.
The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2024, written index call options were used in accordance with this objective.
Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(5,348,235)

Industry Summary at March 31, 2024 (Unaudited)
Software	11.1%
Semiconductors & Semiconductor Equipment	10.2
Interactive Media & Services	6.3
Technology Hardware, Storage & Peripherals	6.0
Financial Services	4.5
Pharmaceuticals	4.1
Broadline Retail	3.9
Oil, Gas & Consumable Fuels	3.7
Banks	3.4
Capital Markets	2.8
Health Care Providers & Services	2.5
Health Care Equipment & Supplies	2.2
Insurance	2.2
Hotels, Restaurants & Leisure	2.1
Other Investments, less than 2% each	35.3
Short-Term Investments	1.6
Total Investments	101.9
Other assets less liabilities (including open written options)	(1.9)
Net Assets	100.0%